9. Commitments and Contingencies: Contractual Obligation, Fiscal Year Maturity Schedule (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Contractual Obligation, Fiscal Year Maturity Schedule
Year	Operating Leases

2019	$ 7,015,801
2020	5,930,343
2021	4,361,351
2022	2,836,961
2023	1,357,035
2024 and beyond	103,754
Total	$ 21,605,245